EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 169.8	¥ 116.1	¥ 28.7